Goodwill (Details) - Schedule of Carrying Value of Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Carrying Value of Goodwill [Abstract]
Goodwill beginning balance	$ 35,926
Additions through business combination		35,926
Impairment
Currency translation adjustments
Carrying value at December 31	$ 35,926	$ 35,926